John Hancock Disciplined Value International Fund Shareholder Fees - Class A C I R2 R4 R6 [Member] - John Hancock Disciplined Value International Fund	Oct. 31, 2025 USD ($)
Class A
Prospectus [Line Items]
Maximum Cumulative Sales Charge (as a percentage of Offering Price)	5.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	1.00%
Maximum Account Fee	$ 20
Class C
Prospectus [Line Items]
Maximum Cumulative Sales Charge (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	1.00%
Maximum Account Fee	$ 20
Class I
Prospectus [Line Items]
Maximum Cumulative Sales Charge (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	0.00%
Maximum Account Fee	$ 0
Class R2
Prospectus [Line Items]
Maximum Cumulative Sales Charge (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	0.00%
Maximum Account Fee	$ 0
Class R4
Prospectus [Line Items]
Maximum Cumulative Sales Charge (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	0.00%
Maximum Account Fee	$ 0
Class R6
Prospectus [Line Items]
Maximum Cumulative Sales Charge (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	0.00%
Maximum Account Fee	$ 0